                                                                  [Pioneer Logo]



Pioneer
Tax-Managed
Fund

SEMIANNUAL REPORT 6/30/00

Table of Contents
--------------------------------------------------------------------------------


Letter from the Chairman                                   1

Portfolio Summary                                          2

Performance Update                                         3

Portfolio Management Discussion                            6

Schedule of Investments                                    9

Financial Statements                                      15

Notes to Financial Statements                             21

Trustees, Officers and Service Providers                  25

Retirement Plans from Pioneer                             26

Programs and Services for Pioneer Shareowners             28

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN 6/30/00
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------

For over a year, the Federal Reserve has been trying to suppress inflationary pressures and restrain economic growth in the U.S. by raising short-term interest rates. Because they represent increased costs, higher interest rates cut into corporate profits.

With the possibility of a slowing economy and an uncertain profit outlook overhanging the stock market, investors shifted from sector to sector in the first half of 2000 looking for attractive opportunities. Heightened stock market volatility was the result. Bonds also lost luster, because existing, lower-paying issues could not compete with the higher rates that now prevail. By summer, we began to see evidence that the Fed's tactics were having some impact, as key statistics hinted at a contraction of the economy's growth rate.

Volatile markets should not sidetrack your plans for dealing with your essential financial goals. Whatever your long-range needs may be - money for a child's education, funding a comfortable retirement, or some other cherished objective - those needs remain in place no matter what the market may do this week or next month. For that reason, it makes sense to focus your investment strategy beyond interim ups and downs.

Mid-year is a good time to talk to your financial representative to review what has been happening and to make sure your strategy is intact. Part of that discussion should be devoted to your portfolio's diversification. Do you have a blend of stocks and bonds that you are comfortable with and that can help you meet your goals? Or is it time to make adjustments? Be sure to include your IRAs and other retirement vehicles when you evaluate your overall portfolio.

I hope you will take time to read the following discussion with John Carey, the portfolio manager of Pioneer Tax-Managed Fund. It's an excellent way to understand the Fund's performance during the past six months and to learn what the manager's expectations are for the months ahead. If you have questions or would like more information about your fund, visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ John F. Cogan, Jr.
------------------------------

John F. Cogan, Jr.
Chairman and President

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/00
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Begin Pie Chart]

U.S. Common Stocks                             94%
Depositary Receipts for International Stocks    3%
Short-Term Cash Equivalents                     2%
International Common Stocks                     1%

[End Pie Chart]

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[Begin Pie Chart]

Technology                                      31%
Consumer Cyclicals                              16%
Financial                                       13%
Healthcare                                      13%
Consumer Staples                                10%
Communication Services                           7%
Energy                                           3%
Transportation                                   2%
Basic Materials                                  2%
Other                                            3%

[End Pie Chart

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1. BellSouth Corp.                        2.82%
 2. Microsoft Corp.                        2.63
 3. Ford Motor Corp.                       2.48
 4. Pfizer, Inc.                           2.25
 5. IBM Corp.                              2.22
 6. ADC Telecommunications, Inc.           2.19
 7. Adobe Systems, Inc.                    2.16
 8. Motorola, Inc.                         2.16
 9. BestFoods                              2.02
10. Bristol-Myers Squibb Co.               2.02

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/00                                      CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------



Net Asset Value
per Share                   6/30/00         12/31/99
                            $ 10.81         $ 10.55

Distributions per Share     Income          Short-Term          Long-Term
(12/31/99 - 6/30/00)        Dividends       Capital Gains       Capital Gains
                               --               --                  --


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Tax-Managed Fund at public offering price, compared to the growth of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2000)
                                Public
                Net Asset      Offering
Period            Value         Price*
Life-of-Fund    8.10%          1.89%
(11/18/99)


* Reflects the deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvest-ment of distributions at net asset value.


[Begin Line Chart]

Growth of $10,000

                  Pioneer               Standard
                  Tax-Managed           & Poor's
                  Fund*                 500 Index

11/99              9,425                 10,000
                   9,312                  9,747
12/99              9,943                 10,339
                   9,463                  9,813
 2/00              9,491                  9,616
                  10,226                 10,575
 4/00             10,066                 10,249
                  10,170                 10,024
 6/00             10,189                 10,293

[End Line Chart]


The Fund's ability to pursue tax-managed strategies may be reduced under certain circumstances including adverse market conditions, changes in tax laws and shareholder redemptions.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/00                          CLASS B SHARES
--------------------------------------------------------------------------------


Share Prices and Distributions
--------------------------------------------------------------------------------


Net Asset Value
per Share                   6/30/00         12/31/99
                            $10.74          $10.52

Distributions per Share     Income          Short-Term          Long-Term
(12/31/99 - 6/30/00)        Dividends       Capital Gains       Capital Gains
                              --               --                   --


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment in Pioneer Tax-Managed Fund compared to the growth of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2000)
                 If           If
Period          Held       Redeemed*
Life-of-Fund    7.40%      3.40%
(11/18/99)


* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.


[Begin Line Chart]

Growth of $10,000

                  Pioneer               Standard
                  Tax-Managed           & Poor's
                  Fund*                 500 Index

11/99             10,000                10,000
                   9,860                 9,747
12/99             10,520                10,339
                  10,020                 9,813
 2/00             10,040                 9,616
                  10,810                10,575
 4/00             10,640                10,249
                  10,730                10,024
 6/00             10,340                10,293

[End Line Chart]


The Fund's ability to pursue tax-managed strategies may be reduced under certain circumstances including adverse market conditions, changes in tax laws and shareholder redemptions.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/00                                       CLASS C SHARES
--------------------------------------------------------------------------------


Share Prices and Distributions
--------------------------------------------------------------------------------



 Net Asset Value
 per Share                  6/30/00         12/31/99
                            $ 10.76         $ 10.54

 Distributions per Share    Income          Short-Term          Long-Term
 (12/31/99 - 6/30/00)       Dividends       Capital Gains       Capital Gains
                               --               --                  --


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment in Pioneer Tax-Managed Fund, compared to the growth of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2000)
                  If          If
Period           Held      Redeemed*
Life-of-Fund     7.60%      6.60%
(11/19/99)


* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[Begin Line Chart]

Growth of $10,000

                  Pioneer               Standard
                  Tax-Managed           & Poor's
                  Fund*                 500 Index

11/99             10,000                10,000
                   9,880                 9,767
12/99             10,540                10,361
                  10,040                 9,833
 2/00             10,060                 9,636
                  10,830                10,596
 4/00             10,640                10,270
                  10,750                10,045
 6/00             10,660                10,315

[End Line Chart]


The Fund's ability to pursue tax-managed strategies may be reduced under certain circumstances including adverse market conditions, changes in tax laws and shareholder redemptions.

The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------


In the following discussion John Carey, portfolio manager of Pioneer Tax-Managed Fund, reviews the market environment and investment strategies that influenced your Fund's performance during the six months ended June 30, 2000.

Q: How would you characterize the market environment over the last six months?

A: The stock market in the United States has been extremely volatile. From the beginning of the year through the end of the first week of March, it seemed investors were only interested in technology; but the tables turned, and a deep correction in that sector ensued. In the last week of May, the tables turned yet again, and technology began to recover. This continued through the end of our six-month period. In the meantime, the rest of the market varied greatly. Some groups that had lagged during most of 1999 performed relatively well, such as pharmaceuticals, electric utilities and some of the financial and food stocks. Other stocks that should have done better in a period of higher inflation, such as the basic materials and the large oil stocks, performed poorly. On the whole, a diversified approach to the market, with an emphasis on more conservatively valued names, proved a worthwhile strategy.

Q: How did the Fund perform in the period?

A: Pioneer Tax-Managed Fund Class A shares achieved a total return, at net asset value, of 2.46% (2.09% for both Class B and Class C), for the six months ended June 30, 2000. The return compared favorably with the loss of 0.45% on the unmanaged Standard & Poor's 500 Index during the same period. We are pleased that our Fund held up so well during such a bumpy time. Some stand-out performers helping overall results were Pfizer, which completed its merger with Warner Lambert in the second quarter; State Street, which rose to all-time highs on the strength of its worldwide shareholder service and investment businesses; BestFoods, the recipient of a take-over bid from Unilever; and a number of our technology stocks.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Q: What are the strategies and areas of investment emphasis for the Fund?

A: The objective of Pioneer Tax-Managed Fund is long-term capital appreciation with a minimum of taxable income and capital gains distributions. We cannot guarantee that the Fund will never make such distributions, but our goal is to minimize them and our investment strategies reflect this goal. We have positioned the Fund for the most part in large market capitalization issues with stable but growing businesses that we feel can be long-term investments. In that way we can minimize, we hope, the kinds of short-term gains sometimes generated from trading in and out of stocks, speculating on near-term price moves, playing the IPO (initial public offerings) market, and so forth. We also watch closely the aggregate level of dividend income generated by portfolio holdings in order to keep the income stream below the level of fund expenses and thus minimize or eliminate income distributions.

  The portfolio includes a large number of industry-leading companies. Alcoa
   (aluminum), BellSouth (telecommunications), Toyota Motor and Ford Motor (autos), Sony (consumer electronics), McGraw-Hill (business and educational publications), Wal-Mart Stores (discount retail), PepsiCo (snackfoods and soft drinks), Merck (pharmaceuticals) and Hewlett-Packard (computers) are names synonymous with leadership, long-term success and financial strength. Throughout the portfolio we have emphasized such companies. The majority of holdings also come from the names making up the Standard & Poor's 500, and we do regard the sector weightings within the S&P in such growth areas as technology and healthcare as general objectives for portfolio weightings.

  Among new entries for the Fund during the first six months were Bell Atlantic
   (since June 30 re-named Verizon), Best Buy (consumer-electronics retailing), Novellus Systems (semiconductor equipment) and General Motors (Class H) which is the Hughes Electronics division (satellite television). We made other additions and enlarged positions in numerous existing holdings as fund assets continued to grow. At June 30, net assets in the Fund totaled about $23 million.

Pioneer Tax-Managed Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00                          (continued)
--------------------------------------------------------------------------------


Q: What is your outlook for the remainder of the year?

A: Interest rates and inflation continue to weigh on investors' minds - along with the added uncertainty of the November elections - as we move into the second half of the year. Clearly the Federal Reserve rate hikes have had an effect, and the higher oil prices are working their way through the economy slowly but surely. At a time like this there are people who speculate whether we will have a "soft" or a "hard landing," and there are the inevitable "bears," who will crawl forth from their caves growling, "I told you so." Surely the business cycle is not "dead," and the economy remains vulnerable to excessive production and capacity, relative to demand. We have had a wonderfully long economic expansion, much longer than anyone forecast when it began. It is not our practice, our expertise or our interest to predict the economy. We merely take note of prevailing expert views and commentary and observe that we may have an economic slowdown that will reduce the rate of corporate earnings growth, though there is no way of knowing this in advance. But if it happens, it will not be a surprise. We will take our normal precautions; that is, we will emphasize strong companies that offer goods and services that will still be in demand during such a slowdown and continue to keep the portfolio well diversified to moderate risk.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------

Shares                                                      Value
            COMMON STOCKS - 97.6%
            Basic Materials - 2.3%
            Aluminum - 0.8%
  5,800     Alcoa, Inc.                                     $  168,200
                                                            ----------
            Chemicals - 0.4%
  2,800     Rohm and Haas Co.                               $   96,600
                                                            ----------
            Gold & Precious Metals Mining - 0.5%
  5,400     Newmont Mining Corp.                            $  116,775
                                                            ----------
            Metals Mining - 0.4%
  2,100     Phelps Dodge Corp.                              $   78,094
                                                            ----------
            Paper & Forest Products - 0.2%
  1,200     Bowater, Inc.                                   $   52,950
                                                            ----------
            Total Basic Materials                           $  512,619
                                                            ----------
            Capital Goods - 0.5%
            Aerospace/Defense - 0.3%
  2,300     Lockheed Martin Corp.                           $   57,069
                                                            ----------
            Manufacturing (Diversified) - 0.2%
  1,000     Illinois Tool Works, Inc.                       $   57,000
                                                            ----------
            Total Capital Goods                             $  114,069
                                                            ----------
            Communication Services - 7.2%
            Cellular/Wireless Telecommunications - 0.5%
  1,400     AT&T Wireless Group*                            $   39,025
  1,500     Sprint Corp. (PCS Group)*                           89,250
                                                            ----------
                                                            $  128,275
                                                            ----------
            Telecommunications (Long Distance) - 1.6%
  7,000     Sprint Corp.                                    $  357,000
                                                            ----------
            Telephone - 5.1%
  4,000     Bell Atlantic Corp.                             $  203,250
 14,700     BellSouth Corp.                                    626,588
  7,600     SBC Communications, Inc.                           328,700
                                                            ----------
                                                            $1,158,538
                                                            ----------
            Total Communication Services                    $1,643,813
                                                            ----------
            Consumer Cyclicals - 15.6%
            Auto Parts & Equipment - 0.1%
  1,676     Visteon Corp.                                   $   20,321
                                                            ----------
            Automobiles - 3.2%
 12,800     Ford Motor Corp.                                $  550,400

  The accompanying notes are an integral part of these financial statements.  9

Pioneer Tax-Managed Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)                      (continued)
--------------------------------------------------------------------------------



Shares                                                      Value
           Automobiles - (continued)
 2,200     General Motors Corp.                             $  127,737
   600     Toyota Motor Corp. (A.D.R.)                          55,913
                                                            ----------
                                                            $  734,050
                                                            ----------
           Household Furnishings & Appliances - 0.9%
 3,000     Pioneer Corp. (A.D.R.)                           $  121,500
   800     Sony Corp. (A.D.R.)                                  75,450
                                                            ----------
                                                            $  196,950
                                                            ----------
           Publishing - 1.7%
 7,000     McGraw-Hill Co., Inc.                            $  378,000
                                                            ----------
           Publishing (Newspapers) - 1.5%
 3,000     Gannett Co., Inc.                                $  179,436
 4,900     Tribune Co.                                         171,500
                                                            ----------
                                                            $  350,936
                                                            ----------
           Retail (Building Supplies) - 0.9%
 5,000     Lowe's Companies, Inc.                           $  205,313
                                                            ----------
           Retail (Computers & Electronics) - 0.4%
 1,000     Best Buy Co., Inc.*                              $   63,250
 1,000     Circuit City Group                                   33,188
                                                            ----------
                                                            $   96,438
                                                            ----------
           Retail (General Merchandise) - 1.7%
 2,400     Target Corp.                                     $  139,200
 4,200     Wal-Mart Stores, Inc.                               242,025
                                                            ----------
                                                            $  381,225
                                                            ----------
           Retail (Specialty) - 0.1%
 1,500     Barnes & Noble, Inc.*                            $   33,375
                                                            ----------
           Retail (Specialty-Apparel) - 1.1%
 8,100     Gap Inc.                                         $  253,125
                                                            ----------
           Services (Advertising/Marketing) - 3.9%
 9,300     The Interpublic Group of Companies, Inc.         $  399,900
 1,300     Omnicom Group                                       115,781
 6,500     Young & Rubicam Inc.                                371,719
                                                            ----------
                                                            $  887,400
                                                            ----------
           Services (Commercial & Consumer) - 0.1%
   794     Sabre Group Holdings, Inc.                       $   22,629
                                                            ----------
           Total Consumer Cyclicals                         $3,559,762
                                                            ----------

10  The accompanying notes are an integral part of these financial statements.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                      Value
           Consumer Staples - 10.2%
           Beverages (Non-Alcoholic) - 1.1%
 5,600     PepsiCo, Inc.                                    $  248,850
                                                            ----------
           Broadcasting (Television/Cable/Radio) - 1.0%
 3,600     Cox Communication, Inc.*                         $  164,025
   900     MediaOne Group, Inc.*                                59,687
                                                            ----------
                                                            $  223,712
                                                            ----------
           Foods - 4.2%
 6,500     BestFoods                                        $  450,125
 6,800     Campbell Soup Co.                                   198,050
 3,400     H.J. Heinz Co.                                      148,750
 2,200     The Quaker Oats Co.                                 165,275
                                                            ----------
                                                            $  962,200
                                                            ----------
           Household Products (Non-Durables) - 2.3%
 2,900     Colgate-Palmolive Co.                            $  173,638
 5,900     Procter & Gamble Co.                                337,775
                                                            ----------
                                                            $  511,413
                                                            ----------
           Personal Care - 0.2%
 1,300     The Gillette Co.                                 $   45,418
                                                            ----------
           Retail (Drug Stores) - 1.4%
 4,000     CVS Corp.                                        $  160,000
 5,200     Walgreen Co.                                        167,375
                                                            ----------
                                                            $  327,375
                                                            ----------
           Total Consumer Staples                           $2,318,968
                                                            ----------
           Energy - 2.8%
           Oil (International Intergrated) - 1.6%
 6,900     Texaco, Inc.                                     $  367,425
                                                            ----------
           Oil & Gas (Drilling & Equipment) - 0.8%
 3,500     Transocean Offshore Inc.                         $  187,031
                                                            ----------
           Oil & Gas (Production/Exploration) - 0.4%
 3,000     Houston Exploration Co.*                         $   75,375
                                                            ----------
           Total Energy                                     $  629,831
                                                            ----------
           Financial - 13.0%
           Banks (Major Regional) - 4.3%
 8,300     Mellon Bank Corp.                                $  302,431

  The accompanying notes are an integral part of these financial statements. 11

Pioneer Tax-Managed Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)                       (continued)
--------------------------------------------------------------------------------



Shares                                                      Value
           Banks (Major Regional) - (continued)
 3,400     State Street Corp.                               $  360,613
 7,900     Wells Fargo Co.                                     306,125
                                                            ----------
                                                            $  969,169
                                                            ----------
           Banks (Money Center) - 1.0%
 2,050     J.P. Morgan & Co., Inc.                          $  225,756
                                                            ----------
           Banks (Regional) - 0.6%
 2,900     Zions Bancorporation                             $  133,083
                                                            ----------
           Financial (Diversified) - 2.1%
10,000     Associates First Capital Corp.                   $  223,125
 7,600     Axa Financial, Inc.                                 258,400
                                                            ----------
                                                            $  481,525
                                                            ----------
           Insurance (Multi-Line) - 1.5%
 3,000     American International Group, Inc.               $  352,500
                                                            ----------
           Insurance (Property/Casualty) - 1.2%
 4,600     Chubb Corp.                                      $  282,900
                                                            ----------
           Investment Banking/Brokerage - 2.3%
 7,300     Paine Webber Group Inc.                          $  332,150
 4,500     T. Rowe Price Associates, Inc.                      191,250
                                                            ----------
                                                            $  523,400
                                                            ----------
           Total Financial                                  $2,968,333
                                                            ----------
           Healthcare - 13.0%
           Biotechnology - 0.7%
 2,400     Amgen, Inc.*                                     $  168,600
                                                            ----------
           Healthcare (Diversified) - 4.8%
 4,600     Abbott Laboratories                              $  204,988
 7,700     Bristol-Myers Squibb Co.                            448,525
 4,200     Johnson & Johnson                                   427,875
                                                            ----------
                                                            $1,081,388
                                                            ----------
           Healthcare (Drugs/Major Pharmaceuticals) - 7.5%
 2,500     Eli Lilly & Co.                                  $  249,687
 3,500     Merck & Co., Inc.                                   268,187
10,400     Pfizer, Inc.                                        499,200
   650     Roche Holding AG (A.D.R.)                            63,233
 8,000     Schering-Plough Corp.                               404,000
 3,400     Smithkline Beecham Plc (A.D.R.)                     221,638
                                                            ----------
                                                            $1,705,945
                                                            ----------
           Total Healthcare                                 $2,955,933
                                                            ----------

12  The accompanying notes are an integral part of these financial statements.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                      Value
           Technology - 30.7%
           Communications Equipment - 6.9%
 5,800     ADC Telecommunications, Inc.*                    $  486,475
 6,400     Lucent Technologies, Inc.                           379,200
16,500     Motorola, Inc.                                      479,531
11,700     Telefonaktiebolaget LM Ericsson (A.D.R.)            234,000
                                                            ----------
                                                            $1,579,206
                                                            ----------
           Computers (Hardware) - 6.3%
 6,900     Compaq Computer Corp.                            $  176,381
 3,500     Hewlett-Packard Co.                                 437,063
 4,500     IBM Corp.                                           493,031
 3,400     Palm Inc.*                                          113,475
 2,400     Sun Microsystems, Inc.*                             218,250
                                                            ----------
                                                            $1,438,200
                                                            ----------
           Computers (Networking) - 2.5%
 4,000     3COM Corp.*                                      $  230,500
 6,200     Lycos, Inc.*                                        334,800
                                                            ----------
                                                            $  565,300
                                                            ----------
           Computers (Software & Services) - 8.9%
 3,700     Adobe Systems, Inc.                              $  481,000
 5,900     BMC Software, Inc.*                                 215,258
 7,300     Microsoft Corp.*                                    584,000
 2,900     Oracle Corp.*                                       243,781
 5,100     Peoplesoft Inc.*                                     85,425
12,000     Synopsys, Inc.*                                     414,750
                                                            ----------
                                                            $2,024,214
                                                            ----------
           Electronics (Defense) - 1.0%
 2,500     General Motors Corp. (Class H)*                  $  219,375
                                                            ----------
           Electronics (Instrumentation) - 2.8%
 1,220     Agilent Technologies Inc.*                       $   90,010
 2,300     Intel Corp.                                         307,481
 3,400     Texas Instruments, Inc.                             233,538
                                                            ----------
                                                            $  631,029
                                                            ----------
           Equipment (Semiconductors) - 0.5%
 2,000     Novellus Systems, Inc.*                          $  113,125
                                                            ----------
           Services (Computer Systems) - 1.0%
 3,200     Computer Sciences Corp.*                         $  239,000
                                                            ----------

  The accompanying notes are an integral part of these financial statements.  13

Pioneer Tax-Managed Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)                       (continued)
--------------------------------------------------------------------------------


Shares                                                      Value
                  Services (Data Processing) - 0.8%
       1,500      Automatic Data Processing, Inc.           $    80,343
       2,700      Electronic Data Systems Corp.                 111,375
                                                            -----------
                                                            $   191,718
                                                            -----------
                  Total Technology                          $ 7,001,167
                                                            -----------
                  Transportation - 2.0%
                  Airlines - 1.5%
       1,100      AMR Corp.*                                $    29,081
      16,000      Southwest Airlines Co.                        303,000
                                                            -----------
                                                            $   332,081
                                                            -----------
                  Railroads - 0.5%
       8,500      Norfolk Southern Corp.                    $   126,438
                                                            -----------
                  Total Transportation                      $   458,519
                                                            -----------
                  Utilities - 0.3%
                  Natural Gas - 0.3%
       1,100      Enron Corp.                               $    70,950
                                                            -----------
                  Total Utilities                           $    70,950
                                                            -----------
                  TOTAL COMMON STOCKS
                  (Cost $21,227,087)                        $22,233,964
                                                            -----------

Principal
Amount

                  TEMPORARY CASH INVESTMENT - 2.4%
                  Commercial Paper - 2.4%
   $ 548,000      Household Finance Corp., 6.88%, 7/3/00    $   548,000
                                                            -----------
                  TOTAL TEMPORARY CASH INVESTMENT
                  (Cost $548,000)                           $   548,000
                                                            -----------
                  TOTAL INVESTMENTS IN SECURITIES - 100.0%
                  (Cost $21,775,087) (a)                    $22,781,964
                                                            ===========

*   Non-income producing security.
(a) At June 30, 2000, the net unrealized gain on investments based on cost for federal income tax purposes of $21,775,087 was as follows:
      Aggregate gross unrealized gain for all investments in which there
        is an excess of value over tax cost                                                               $2,323,119
      Aggregate gross unrealized loss for all investments in which there
        is an excess of tax cost over value                                                               (1,316,242)
                                                                                                          ----------
      Net unrealized gain                                                                                 $1,006,877
                                                                                                          ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2000 aggregated $16,393,462 and $31, respectively.

14  The accompanying notes are an integral part of these financial statements.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
BALANCE SHEET 6/30/00 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (including temporary cash investment
    of $548,000) (cost $21,775,087)                                           $22,781,964
  Cash                                                                              1,314
  Receivables--
   Fund shares sold                                                               387,239
   Dividends                                                                       14,060
                                                                              -----------
    Total assets                                                              $23,184,577
                                                                              -----------
LIABILITIES:
  Payables--
   Investment securities purchased                                            $   372,719
   Fund shares repurchased                                                            250
  Due to affiliates                                                                40,202
  Accrued expenses                                                                 72,264
                                                                              -----------
    Total liabilities                                                         $   485,435
                                                                              -----------
NET ASSETS:
  Paid-in capital                                                             $21,766,913
  Accumulated net investment loss                                                 (74,632)
  Accumulated net realized loss on investments                                        (16)
  Net unrealized gain on investments                                            1,006,877
                                                                              -----------
    Total net assets                                                          $22,699,142
                                                                              ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $9,580,941/886,572 shares)                                $     10.81
                                                                              ===========
  Class B (based on $7,896,575/734,988 shares)                                $     10.74
                                                                              ===========
  Class C (based on $5,221,626/485,337 shares)                                $     10.76
                                                                              ===========
MAXIMUM OFFERING PRICE:
  CLASS A                                                                     $     11.47
                                                                              ===========


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/00



INVESTMENT INCOME:
  Dividends                                                $79,716
  Interest                                                  15,669
                                                           -------
    Total investment income                                                     $ 95,385
                                                                                --------
EXPENSES:
  Management fees                                          $58,693
  Transfer agent fees
   Class A                                                   6,032
   Class B                                                   4,317
   Class C                                                   1,433
  Distribution fees
   Class A                                                   6,874
   Class B                                                  28,488
   Class C                                                  16,943
  Administrative fees                                       15,651
  Custodian fees                                            20,417
  Registration fees                                         24,934
  Professional fees                                         21,840
  Printing                                                  11,620
  Fees and expenses of nonaffiliated trustees                9,800
  Miscellaneous                                              4,003
                                                           -------
    Total expenses                                                              $231,045
    Less management fees waived and expenses reimbursed
     by Pioneer Investment Management, Inc.                                      (54,473)
    Less fees paid indirectly                                                     (6,555)
                                                                                --------
    Net expenses                                                                $170,017
                                                                                --------
     Net investment loss                                                        $(74,632)
                                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss on investments                                              $    (16)
  Change in net unrealized gain on investments                                   799,165
                                                                                --------
  Net increase in net assets resulting from operations                          $724,517
                                                                                ========

16  The accompanying notes are an integral part of these financial statements.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/00 and the Period Ended 12/31/99

                                                        Six Months Ended
                                                            6/30/00          11/18/99 to
                                                          (unaudited)         12/31/99
FROM OPERATION
Net investment loss                                      $   (74,632)       $   (3,028)
Net realized loss on investments                                 (16)               --
Change in net unrealized gain on investments                 799,165           207,712
                                                         -----------        ----------
  Net increase in net assets resulting from
    operations                                           $   724,517        $  204,684
                                                         -----------        ----------
FROM FUND SHARE TRANSACTION
Net proceeds from sale of shares                         $18,655,283        $5,307,963
Cost of shares repurchased                                (2,226,468)          (66,837)
                                                         -----------        ----------
  Net increase in net assets resulting from
    fund share transactions                              $16,428,815        $5,241,126
                                                         -----------        ----------
  Net increase in net assets                             $17,153,332        $5,445,810
NET ASSETS:
Beginning of period                                        5,545,810           100,000
                                                         -----------        ----------
End of period (including accumulated net
  investment loss of $74,632 and $0, respectively)       $22,699,142        $5,545,810
                                                         ===========        ==========

                              '00 Shares       '00 Amount
                              (unaudited)      (unaudited)         '99 Shares     '99 Amount
CLASS A
Shares sold                    759,196         $7,942,280          219,952        $2,238,711
Less shares repurchased        (98,576)        (1,029,764)              --                --
                               -------         ----------          -------        -----------
  Net increase                 660,620         $6,912,516          219,952        $2,238,711
                               -------         ----------          -------        -----------
CLASS B
Shares sold                    614,897         $6,354,752          208,761        $2,115,331
Less shares repurchased        (92,582)          (964,423)             (88)             (875)
                               -------         ----------          -------        -----------
  Net increase                 522,315         $5,390,329          208,673        $2,114,456
                               -------         ----------          -------        -----------
CLASS C
Shares sold                    419,717         $4,358,251           93,994        $  953,921
Less shares repurchased        (21,964)          (232,281)          (6,410)          (65,962)
                               -------         ----------          -------        -----------
  Net increase                 397,753         $4,125,970           87,584        $  887,959
                               -------         ----------          -------        -----------

  The accompanying notes are an integral part of these financial statements. 17

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------



                                                             Six Months
                                                            Ended 6/30/00        11/18/99 to
                                                             (unaudited)           12/31/99
  CLASS A
  Net asset value, beginning of period                       $10.55               $10.00
                                                             ------               -------
  Increase (decrease) from investment operations:

   Net investment loss                                       $(0.02)              $(0.00)(a)
   Realized and unrealized gain on investments                 0.28                 0.55
                                                             --------             --------
  Net increase in net asset value                            $ 0.26               $ 0.55
                                                             --------             --------
  Net asset value, end of period                             $10.81               $10.55
                                                             --------             ---------
  Total return*                                                2.46%                5.50%
  Ratio of net expenses to average net assets                  1.82%**+             1.75%**
  Ratio of net investment loss to average net assets          (0.60)%**+           (0.55)%**
  Portfolio turnover rate                                         0%                   0%
  Net assets, end of period (in thousands)                   $9,581               $2,384
  Ratios assuming no waiver of management fees
    and assumption of expenses by PIM and no
    reduction for fees paid indirectly:
   Net expenses                                                2.52%**              8.74%**
   Net investment loss                                        (1.30)%**            (7.54)%**
  Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:

   Net expenses                                                1.75%**              1.75%**
   Net investment loss                                        (0.53)%**            (0.55)%**

(a) Amount rounds to less than one cent per share.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratio assuming no reduction for fees paid indirectly.

18  The accompanying notes are an integral part of these financial statements.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------



                                                             Six Months
                                                            Ended 6/30/00        11/18/99 to
                                                             (unaudited)          12/31/99
  CLASS B
  Net asset value, beginning of period                      $10.52              $10.00
                                                            -------             -------
  Increase (decrease) from investment operations:

   Net investment loss                                      $(0.05)             $(0.01)
   Realized and unrealized gain on investments                0.27                0.53
                                                            ------              -------
  Net increase in net asset value                           $ 0.22              $ 0.52
                                                            ------              -------
  Net asset value, end of period                            $10.74              $10.52
                                                            ------              -------
  Total return*                                               2.09%               5.20%
  Ratio of net expenses to average net assets                 2.56%**+            2.60%**
  Ratio of net investment loss to average net assets         (1.35)%**+          (1.42)%**
  Portfolio turnover rate                                        0%                  0%
  Net assets, end of period (in thousands)                  $7,897              $2,238
  Ratios assuming no waiver of management fees
    and assumption of expenses by PIM and no
    reduction for fees paid indirectly:
   Net expenses                                               3.27%**             8.41%**
   Net investment loss                                       (2.06)%**           (7.23)%**
  Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indrectly:

   Net expenses                                               2.49%**             2.60%**
   Net investment loss                                       (1.28)%**           (1.42)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 6/30/00
--------------------------------------------------------------------------------



                                                             Six Months
                                                            Ended 6/30/00        11/19/99 to
                                                             (unaudited)          12/31/99
  CLASS C
  Net asset value, beginning of period                      $10.54               $10.00
                                                            -------              -------
  Increase (decrease) from investment operations:

   Net investment loss                                      $(0.04)              $(0.01)
   Realized and unrealized gain on investments                0.26                 0.55
                                                            -------              -------
  Net increase in net asset value                           $ 0.22               $ 0.54
                                                            -------              -------
  Net asset value, end of period                            $10.76               $10.54
                                                            -------              -------
  Total return*                                               2.09%                5.40%
  Ratio of net expenses to average net assets                 2.52%**+             2.25%**
  Ratio of net investment loss to average net assets         (1.31)%**+           (1.06)%**
  Portfolio turnover rate                                        0%                   0%
  Net assets, end of period (in thousands)                  $5,222               $  924
  Ratios assuming no waiver of management fees
    and assumption of expenses by PIM and no
    reduction for fees paid indirectly:
   Net expenses                                               3.16%**              8.67%**
   Net investment loss                                       (1.95)%**            (7.48)%**
  Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:

   Net expenses                                               2.42%**              2.25%**
   Net investment loss                                       (1.21)%**            (1.06)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

20  The accompanying notes are an integral part of these financial statements.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

Pioneer Tax-Managed Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on August 3, 1999 and commenced operations on November 18, 1999. Prior to November 18, 1999, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objectives of the Fund is to seek long-term capital growth by investing primarily in domestic equity securities.

The Fund offers three classes of shares--Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)                 (continued)
--------------------------------------------------------------------------------


   of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI), earned $9,158 in underwriting commissions on the sale of fund shares during the six months ended June 30, 2000.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E. Repurchase Agreement

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneering Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2000, $24,818

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)                    (continued)
--------------------------------------------------------------------------------


was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $2,801 in transfer agent fees payable to PSC at June 30, 2000.

4. Distribution Plans

The Fund adopted Plans of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $12,583 in distribution fees payable to PFD at June 30, 2000.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2000, CDSCs in the amount of $16,764 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2000, the Fund's expenses were reduced by $6,555 under such arrangements.

Pioneer Tax-Managed Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Trustees                              Officers

John F. Cogan, Jr.                    John F. Cogan, Jr., Chairman and
Mary K. Bush                           President
Richard H. Egdahl, M.D.               David D. Tripple, Executive Vice
Margaret B.W. Graham                   President
Marguerite A. Piret                   John A. Carey, Vice President
David D. Tripple                      Eric W. Reckard, Treasurer
Stephen K. West                       Joseph P. Barri, Secretary
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneering Services Corporation

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------


Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Account (IRA)
An IRA is a tax-favored account that allows anyone under age 701/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA
The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.

401(k) Plan
The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.

SIMPLE (Savings Incentive Match PLan for Employees) -- IRA Plan

Businesses with 100 or fewer eligible employees can establish the plan; it resembles the traditional 401(k), but has no administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan
Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and certain other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.

Simplified Employee Pension Plan (SEP)
SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.

Profit Sharing Plan
Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.

Age-Weighted Profit Sharing Plan
Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.

Money Purchase Pension Plan (MPP)
Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.


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PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
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Your investment representative can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

90-Day Reinstatement Privilege (for Class A Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 90 days of your redemption. You have the choice of investing in any Pioneer fund, as long as you meet its minimum investment requirement.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, then select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund, and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds trans-fer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)


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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321


Retirement plans information                                    1-800-622-0176


Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109

Our toll-free fax                                               1-800-225-4240


Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)


Visit our web site:                                       www.pioneerfunds.com





This report must be preceded or accompanied by a current Fund prospectus.

[Pioneer Logo]

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109                  8642-00-0800
www.pioneerfunds.com                         (C) Pioneer Funds Distributor, Inc.
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